                                                                   April 18,2005
                                                                      Supplement

[MORGAN STANLEY LOGO OMITTED]

              SUPPLEMENT DATED APRIL 18, 2005 TO THE PROSPECTUS OF
                     MORGAN STANLEY FEDERAL SECURITIES TRUST
                             Dated December 30, 2004

     The Board of Trustees of Morgan Stanley Federal Securities Trust (the
"Fund") has approved changing the name of the Fund to "Morgan Stanley Mortgage
Securities Trust." In connection with the name change, the Fund will be required to invest at least 80% of its assets in mortgage-related securities.
In connection with these changes, the revisions to the Prospectus set forth below will take effect on June 22, 2005.

     The Prospectus is hereby supplemented as follows:

     (1) The name of the Fund is hereby changed to "Morgan Stanley Mortgage
Securities Trust." All references in the Prospectus to "Morgan Stanley Federal
Securities Trust" are hereby changed to "Morgan Stanley Mortgage Securities
Trust."

     (2) The disclosure under the section titled "THE FUND--PRINCIPAL
INVESTMENT STRATEGIES" is hereby deleted and replaced with the following:

     The Fund will normally invest at least 80% of its assets in mortgage-backed securities, including mortgage pass-through securities, collateralized mortgage obligations ("CMOs") and commercial mortgage-backed securities
     ("CMBS"). In making investment decisions, the Fund's "Investment Adviser,"
     Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate levels and other factors. The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest.

        [SIDENOTE]

        INCOME

        An Investment Objective having the goal of selecting securities to pay out income rather than rise in price.

     MORTGAGE-BACKED SECURITIES. One type of mortgage-backed security in which the Fund may invest is a mortgage pass-through security. These securities represent a participation interest in a pool of residential mortgage loans originated by U.S. governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates.

     COLLATERIZED MORTGAGE OBLIGATIONS. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively
     "Mortgage Assets"). Payments of principal and interest on the Mortgage
     Assets and any reinvestment income are used to make payments on the CMOs.
     CMOs are issued in multiple classes. Each class has a fixed or floating rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the allocation, have more predictable cash flows than others.

     As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Fund may invest in any class of CMO.

     STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest up to 10% of its net assets in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured in two classes. One class entitles the holder to receive all or most of the interest but little or none of the principal of a pool of Mortgage Assets (the interest-only or "IO" Class), while the other class entitles the holder to receive all or most of the principal but little or none of the interest (the principal-only or "PO"
     Class).

     INVERSE FLOATERS. The Fund may invest up to 10% of its net assets in inverse floaters. An inverse floater has a coupon rate that moves in the direction opposite to that of a designated interest rate index.

     COMMERCIAL MORTGAGE-BACKED SECURITIES. The Fund invests in CMBS that are rated investment grade by at least one nationally-recognized statistical rating organization (e.g., Baa or better by Moody's Investor Services, Inc.
     or BBB or better by Standard & Poor's Ratings Group, a division of The
     McGraw Hill Companies, Inc.). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in lower yield for discount bonds and a higher yield for premium bonds.

     U.S. GOVERNMENT SECURITIES. In many cases, the mortgage-backed securities in which the Fund invests will be U.S. government securities (including zero coupon securities). The Fund also may invest in other U.S. government securities. The U.S. government securities that the Fund may purchase include:

         --   U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

         --   Securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal
              Housing Administration.

         --   Securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association and the Federal Home
              Loan Mortgage Corporation.

         --   Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or
              instrumentality. Among these agencies and instrumentalities are the Federal Farm Credit System and the Federal Home Loan Banks.

          The Fund's fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity.

     In addition to the securities described above, the Fund may also invest up to 20% of its assets in options and futures, swaps and money market instruments.

     In pursuing the Fund's investment objective, the Investment Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis--and which trading strategies it uses. For example, the Investment Adviser in its discretion may determine to use some permitted trading strategies while not using others.

     (3) The disclosure under the section titled "THE FUND--PRINCIPAL RISKS" is hereby deleted and replaced with the following:

     There is no assurance that the Fund will achieve its investment objective.
     The Fund's share price and yield will fluctuate with changes in the market value and/or yield of the Fund's portfolio securities. Neither the value nor the yield of the U.S. government securities that the Fund invests in
     (or the value or yield of the Fund's shares) is guaranteed by the U.S.
     Government. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

     FIXED-INCOME SECURITIES. A principal risk of investing in the Fund is associated with its fixed-income securities, including mortgage-backed securities. All fixed-income securities, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) While the credit risk associated with mortgage-backed securities generally is considered to be minimal, the interest rate risk can be substantial. The Fund is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities in which the Fund may invest have different risk characteristics than traditional debt securities. Although generally the value of fixed-income securities increases during periods of

     falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Investment Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS. The principal and interest on the
     Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on
     Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Fund could sustain a loss.

     STRIPPED MORTGAGE-BACKED SECURITIES. Investments in each class of stripped mortgage-backed securities are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in stripped mortgage-backed securities and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

     INVERSE FLOATERS. Investments in inverse floaters are subject to certain risks. Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

     COMMERCIAL MORTGAGE-BACKED SECURITIES. CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

     U.S. GOVERNMENT SECURITIES. With respect to U.S. government securities which are not backed by the full faith and credit of the U.S. government, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund, such as those issued by the Federal
     National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage
     Corporation ("Freddie Mac"), are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some
     U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S.
     Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

     OTHER RISKS. The performance of the Fund also will depend on whether or not the Investment Adviser is successful in applying the Fund's investment strategies. The Fund is also subject to other risks from its permissible investments, including the risks associated with its options and futures investments, swaps and money market instruments. For more information about these risks, see the "Additional Risk Information" section.

     Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

     (4) The following footnote to the table titled "AVERAGE ANNUAL TOTAL
RETURNS (AS OF DECEMBER 31, 2003)" in the section titled "THE FUND--PAST
PERFORMANCE" is hereby added to the title of such table, noted by "*":

     * Comparisons to the Lehman Brothers U.S. Government Index and Lipper
     General U.S. Government Funds Index are relevant through June 21, 2005, the day before the date on which the Fund changed its name and principal investment strategy.

     (5) The disclosure under the section titled "THE FUND--ADDITIONAL
INVESTMENT STRATEGY INFORMATION" is hereby deleted and replaced with the following:

     This section provides additional information relating to the Fund's principal investment strategies.

     OTHER SECURITIES. The Fund also may invest in options and futures, including interest rate futures and options thereon, swaps and money market instruments. Options and futures may be used to manage the interest rate sensitivity of its portfolio securities or, to seek to protect against a decline in securities prices or an increase in prices of securities that may be purchased, from changes in prevailing interest rates.

     SWAPS. Swap transactions are contracts in which the Fund agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A "specified index"
     may include currencies, interest rates, fixed-income indices, securities indices, total return on interest rate indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed-income portfolio, or to gain exposure to a market without directly investing in securities traded in that market. Currency swaps generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Interest rate caps, floors and collars are swaps in which one party pays a single or periodic fixed amount or premium and the other party pays periodic amounts based on the movement of a specified index.

     DEFENSIVE INVESTING. The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Adviser believes it is advisable to do so.
     Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective. The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

     (6) The disclosure under the section titled "THE FUND--ADDITIONAL RISK
INFORMATION" is hereby deleted and replaced with the following:

     This section provides additional information relating to the principal risks of investing in the Fund.

     SWAPS. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make, or, in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in

     recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.
     Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

     OPTIONS AND FUTURES. If the Fund invests in options and/or futures, its participation in these markets would subject the Fund's portfolio to certain risks. The Investment Adviser's predictions of movements in the direction of interest rates may be inaccurate, and the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                     37895SPT-01

                                                                  April 18, 2005
                                                                      Supplement

[MORGAN STANLEY LOGO OMITTED]

                     SUPPLEMENT DATED APRIL 18, 2005 TO THE
                     STATEMENT OF ADDITIONAL INFORMATION OF
                     MORGAN STANLEY FEDERAL SECURITIES TRUST
                             Dated December 30, 2004

     The Board of Trustees of Morgan Stanley Federal Securities Trust (the
"Fund") has approved changing the name of the Fund to "Morgan Stanley Mortgage
Securities Trust." In connection with the name change, the Fund will be required to invest at least 80% of its assets in mortgage-related securities.
In connection with these changes, the revisions to the Statement of Additional
Information set forth below will take effect on June 22, 2005.

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The name of the Fund is hereby changed to "Morgan Stanley Mortgage
Securities Trust." All references in the Statement of Additional Information to
"Morgan Stanley Federal Securities Trust," other than those references in the section titled "I. Fund History," are hereby changed to "Morgan Stanley
Mortgage Securities Trust."

     (2) The following sentence is hereby added after the last sentence of the section titled "I. FUND HISTORY":

     Effective June 22, 2005, the Fund's name will change to Morgan Stanley
Mortgage Securities Trust.

     (3) The fourth paragraph of the section titled "II. DESCRIPTION OF THE
FUND AND ITS INVESTMENTS AND RISKS--B. INVESTMENT STRATEGIES AND RISKS--
COLLATERALIZED MORTGAGE OBLIGATIONS" is hereby deleted and replaced with the following:

     STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest up to 10% of its net assets in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured in two classes. One class entitles the holder to receive all or most of the interest but little or none of the principal of a pool of Mortgage Assets (the interest-only or "IO" Class), while the other class entitles the holder to receive all or most of the principal but little or none of the interest (the principal-only or "PO"
     Class). IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases.

     INVERSE FLOATERS. The Fund may invest up to 10% of its net assets in inverse floaters. An inverse floater has a coupon rate that moves in the direction opposite to that of a designated interest rate index. Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate.
     Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

     The second paragraph of the section titled "II. DESCRIPTION OF THE FUND
AND ITS INVESTMENTS AND RISKS--B. INVESTMENT STRATEGIES AND RISKS--COMMERCIAL
MORTGAGE-BACKED SECURITIES ("CMBS")" is hereby deleted and replaced with the following:

     CMBS are subject to credit risk and prepayment risk. The Fund invests in
     CMBS that are rated investment grade by at least one nationally-recognized statistical rating organization (e.g., Baa or better by Moody's Investor
     Services, Inc. or BBB or better by Standard & Poor's Ratings Group, a division of The McGraw Hill Companies, Inc.). Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g. significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.